LAND USE RIGHTS, NET - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Jan. 29, 2014	Oct. 16, 2013	Jul. 15, 2013	Mar. 31, 2013	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Land Use Rights [Line Items]
Payment for land use rights						$ 31,678	$ 50,541	$ 64,297
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Additional land premium					$ 2,449
Payment for land use rights			$ 2,449
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Additional land premium	$ 23,344			$ 23,344
Payment for land use rights		$ 8,736